Per share amounts	12 Months Ended
Dec. 31, 2025
Per share amounts [Abstract]
Per share amounts
21.
Per share amounts
Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2025 was 435,361,956
(2024 -
434,870,473 ).
2025 2024
Basic earnings per share computation
Net earnings attributable to equity holders $ 589,577 $ 171,853
Weighted average common shares outstanding 435,362 434,870
Basic earnings per common share $ 1.35 $ 0.40
Diluted earnings per share computation
Net earnings attributable to equity holders $ 589,577 $ 171,853
Weighted average common shares outstanding 435,362 434,870
Dilutive effect of stock options 218 1,086
Weighted average common shares outstanding, assuming dilution 435,580 435,956
Diluted earnings per common share $ 1.35 $ 0.39
The average market value of the Company’s shares for the purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding.